Statements Of Consolidated Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows - operating activities:
Net income	$ 770	$ 713	$ 651
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization, including regulatory amortization	901	866	806
Provision in lieu of deferred income taxes - net	68	32	55
Other - net	(1)	(1)	(3)
Changes in operating assets and liabilities:
Accounts receivable - trade	37	(78)	(53)
Inventories	(27)	4	(30)
Accounts payable - trade	27	(29)	21
Regulatory accounts related to reconcilable tariffs (Note 2)	(46)	33	(44)
Other - assets	(127)	(71)	(204)
Other - liabilities	56	56	76
Cash provided by operating activities	1,658	1,525	1,275
Cash flows - financing activities:
Issuances of long-term debt (Note 6)	2,090	1,810	2,460
Repayments of long-term debt (Note 6)	(1,290)	(1,164)	(1,094)
Proceeds of business acquisition bridge loan	0	0	600
Repayment of business acquisition bridge loan	0	0	(600)
Net increase (decrease) in short-term borrowings (Note 5)	145	24	(882)
Capital contributions from members (Note 8)	705	788	1,978
Distributions to members (Note 8)	(839)	(356)	(319)
Debt discount, premium, financing and reacquisition costs - net	(9)	(54)	(39)
Cash provided by financing activities	802	1,048	2,104
Cash flows - investing activities:
Capital expenditures (Note 11)	(2,497)	(2,540)	(2,097)
Business acquisition (Note 12)	0	0	(1,324)
Expenditures for third party in joint project (Note 3)	(67)	(96)	0
Reimbursement from third party in joint project (Note 3)	99	66	0
Other - net	32	20	43
Cash used in investing activities	(2,433)	(2,550)	(3,378)
Net change in cash, cash equivalents and restricted cash	27	23	1
Cash, cash equivalents and restricted cash - beginning balance	27	4	3
Cash, cash equivalents and restricted cash - ending balance	$ 54	$ 27	$ 4